DEBT AND CREDIT FACILITIES - Notes (Details) € in Millions, $ in Millions	Aug. 08, 2017 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 08, 2017 EUR (€)
Debt Instrument [Line Items]
Unamortized deferred financing costs - term loans		$ 40.6	$ 39.6	$ 44.6
Senior Notes
Debt Instrument [Line Items]
Debt face amount | €					€ 450
Interest rate	5.625%				5.625%
Deferred financing costs	$ 14.5
Unamortized deferred financing costs - term loans			$ 9.7	$ 10.6
Percentage	101.00%